Consolidated Statements of Equity (Successor Basis) - USD ($)	Ordinary shares	Additional Paid-in Capital	Accumulated deficit	Accumulated other comprehensive loss	Non-controlling interests	Class A Ordinary Shares	Class B Ordinary Shares	Total
Balance at Feb. 28, 2017	$ 25,657,110	$ (1,168,448)						$ 24,488,662
Balance, Shares at Feb. 28, 2017	25,657,110
Proceeds from issuance of shares	$ 2,207,025	6,394,976						8,602,001
Proceeds from issuance of shares, Shares	2,207,025
Converted from ordinary shares	$ (27,864,135)					$ 5,426,381	$ 22,437,754
Converted from ordinary shares, Shares	(27,864,135)					5,426,381	22,437,754
Unrealized loss on investments in available-for-sale securities				(367,782)				(367,782)
Gain on disposal of entity under common control		67,874						67,874
Net loss			(2,547,462)		(14,045)			(2,561,507)
Balance at Dec. 31, 2017		5,294,402	(2,547,462)	(367,782)	(14,045)	$ 5,426,381	$ 22,437,754	30,229,248
Balance, Shares at Dec. 31, 2017						5,426,381	22,437,754
Issuance of initial public offering of ordinary shares on December 17, 2018 at $15.8 per share, net of underwriting discount and offering expenses		9,536,631				$ 761,419		10,298,050
Issuance of initial public offering of ordinary shares on December 17, 2018 at $15.8 per share, net of underwriting discount and offering expenses, Shares						761,419
Proceeds from non-controlling interest		51,727			(51,726)			1
Converted from convertible debts		2,683,839				$ 349,469		3,033,308
Converted from convertible debts, Shares						349,469
Unrealized loss on investments in available-for-sale securities				(1,122,251)				(1,122,251)
Exchange difference on translation of foreign operation				5,345				5,345
Beneficial conversion feature		5,436,686						5,436,686
Net loss			(14,831,723)		(302,762)			(15,134,485)
Balance at Dec. 31, 2018		$ 23,003,285	$ (17,379,185)	$ (1,484,688)	$ (368,533)	$ 6,537,269	$ 22,437,754	$ 32,745,902
Balance, Shares at Dec. 31, 2018						6,537,269	22,437,754